Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2021	Jan. 31, 2021
Fair Value Disclosures [Abstract]
Summary Of Company's assets and liabilities that were measured at fair value on a recurring basis

The Company’s assets and liabilities that were measured at fair value on a recurring basis were as follows:

	Fair Value Measured as of April 30, 2021
	Level 1	Level 2	Level 3	Total
	(in thousands)
Assets
Money market funds	$454,710	$—	$—	$454,710

Total financial assets	$454,710	$—	$—	$454,710

Liabilities
Common stock warrant liabilities (Public)	$55,710	$—	$—	$55,710
Common stock warrant liabilities (Private Placement)	—	—	30,499	30,499

Total financial liabilities	$55,710	$—	$30,499	$86,209

	Fair Value Measured as of January 31, 2021
	Level 1	Level 2	Level 3	Total
	(in thousands)
Assets
Money market funds	$109,703	$—	$—	$109,703

Total financial assets	$109,703	$—	$—	$109,703

Liabilities
Redeemable convertible preferred stock warrant liability	$—	$—	$75,843	$75,843

Total financial liabilities	$—	$—	$75,843	$75,843

Summary of changes in the fair value of Level 3 financial statements

The following table presents a summary of the changes in the fair value of the Company’s Level 3 financial instruments:

	Redeemable convertible preferred stock warrant liability	Private placement warrant liability	Earnout liability
	(in thousands)
Fair value as of January 31, 2021	$(75,843)	$—	$—
Private placement warrant liability acquired as part of the merger	—	(127,888)	—
Contingent earnout liability recognized upon the closing of the reverse recapitalization	—	—	(828,180)
Change in fair value included in other income (expense), net	9,237	45,434	84,420
Reclassification of option warrants to stockholders’ equity (deficit) due to exercise	—	51,955	—
Reclassification of Legacy ChargePoint preferred stock warrant liability upon the reverse capitalization	66,606	—	—
Issuance of earnout shares upon triggering events	—	—	501,120
Reclassification of remaining contingent earnout liability upon triggering event	—	—	242,640

Fair value as of April 30, 2021	$—	$(30,499)	$—

Summary Of Company's assets and liabilities that were measured at fair value on a recurring basis

The Company’s assets and liabilities that were measured at fair value on a recurring basis were as follows:

		Gross Unrealized			Reported as:
January 31, 2021	Amortized Cost	Gains	Losses	Fair Value	Cash and cash equivalents	Short-term investments
				(in thousands)
Cash	$35,788	$—	$—	$35,788	$35,788	$—
Level 1
Money market funds	109,703	—	—	109,703	109,703	—

Total assets measured at fair value on a recurring basis	$145,491	$—	$—	$145,491	$145,491	$—

		Gross Unrealized			Reported as:
January 31, 2020	Amortized Cost	Gains	Losses	Fair Value	Cash and cash equivalents	Short-term investments
				(in thousands)
Cash	$33,266	$—	$—	$33,266	$33,266	$—
Level 1
Money market funds	39,487	—	—	39,487	39,487	—
Level 2
U.S. treasury bills	47,014	23	—	47,037	—	47,037

Total assets measured at fair value on a recurring basis	$119,767	$23	$—	$119,790	$72,753	$47,037